Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,071,427.81
Previously Paid Amount	0.00
Total Fee Amount	12,012.21
Total Offset Amount	0.00
Net Fee	$ 12,012.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A